Note to Consolidated Statements of Cash Flows (Tables)	6 Months Ended
Jun. 30, 2022
Schedule of reconciliation of net loss for the period to net cash used in operating activities

	Six Months Ended June 30,
	2022	2021

	(in US$’000)
Net loss	(162,872)	(99,340)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	4,376	3,522
Share-based compensation expense—share options	3,741	7,925
Share-based compensation expense—LTIP	11,637	10,432
Equity in earnings of equity investees, net of tax	(33,549)	(42,966)
Dividend received from an equity investee	22,692	42,051
Changes in right-of-use assets	2,221	(1,468)
Fair value loss on warrant	2,452	—
Other adjustments	1,665	(2,464)
Changes in working capital
Accounts receivable	6,397	(10,937)
Other receivables, prepayments and deposits	10,735	(5,368)
Inventories	(10,362)	(5,669)
Accounts payable	9,828	(3,099)
Other payables, accruals and advance receipts	39,235	33,863
Others	1,945	2,199
Total changes in working capital	57,778	10,989
Net cash used in operating activities	(89,859)	(71,319)